UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10‑D

ASSET‑BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from: April 16, 2016 to May 17, 2016

Commission File Number of issuing entity: 333-180779-08

Central Index Key Number of issuing entity: 0001600823

Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-180779

Central Index Key Number of depositor: 0001547361

Morgan Stanley Capital I Inc.

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001541557

Morgan Stanley Mortgage Capital Holdings LLC

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001102113

Bank of America, National Association

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001548567

CIBC Inc.

(Exact name of sponsor as specified in its charter)

Jane Lam (212) 761-4000

(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3926072
38-3926073
38-3926074
38-7111571

(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.

9062 Old Annapolis Road

Columbia, MD 21045

(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884‑2000

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A‑1			X
A‑2			X
A‑SB			X
A‑3			X
A‑4			X
A‑S			X
B			X
C			X
X‑A			X
PST			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1.Distribution and Pool Performance Information

On May 17, 2016 a distribution was made to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following tables present the delinquency and loss information for the trust assets for the Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Delinquency Summary as reported on May 17, 2015

Number of Days Delinquent	Number of Loans/REOs	Ending Scheduled Balance
0-29	49	1,051,605,457.72
30-59	0	0.00
60-89	0	0.00
90-120	0	0.00
121+	1	10,850,764.37
Total	50	1,062, 456, 222.09

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
1	1.02%	0	N/A

No assets securitized by Bank of America, National Association or Morgan Stanley Mortgage Capital Holdings LLC (each a "Securitizer") and held by Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from April 16, 2016 to May 17, 2016.

Morgan Stanley Mortgage Capital Holdings LLC filed its most recent Form ABS-15G on May 12, 2016. The CIK number of Morgan Stanley Mortgage Capital Holdings LLC is 0001541557.

Bank of America, National Association filed its most recent Form ABS-15G on May 6, 2016. The CIK number of Bank of America, National Association is 0001102113.

CIBC Inc. filed its most recent Form ABS-15G on May 13, 2016. The CIK number of CIBC Inc. is 0001548567.

Part II - OTHER INFORMATION

Item 2. Legal Proceedings.

Citibank, N.A. (“Citibank”) is acting as Certificate Administrator of this CMBS transaction.  In the ordinary course of business, Citibank is involved in a number of legal proceedings, including in connection with its role as trustee of certain RMBS transactions.  Certain of these Citibank as trustee-related matters are disclosed herein.

On June 18, 2014, a civil action was filed against Citibank in the Supreme Court of the State of New York by a group of investors in 48 private-label RMBS trusts for which Citibank allegedly serves or did serve as trustee, asserting claims for purported violations of the Trust Indenture Act of 1939, breach of contract, breach of fiduciary duty and negligence based on Citibank’s alleged failure to perform its duties as trustee for the 48 RMBS trusts.  On November 24, 2014, plaintiffs sought leave to withdraw this action.  On the same day, a smaller subset of similar plaintiff investors in 27 private-label RMBS trusts for which Citibank allegedly serves or did serve as trustee, filed a new civil action against Citibank in the Southern District of New York asserting similar claims as the prior action filed in state court.  In January 2015, the court closed plaintiffs’ original state court action.  Citibank’s motion to dismiss the federal complaint was fully briefed as of May 13, 2015.  On September 8, 2015, the court dismissed all claims as to 24 of the 27 trusts and allowed certain of the claims to proceed as to the other three trusts. That case, involving the three remaining trusts, is pending.

On November 24, 2015, the same investors that brought the federal case brought a new civil action in the Supreme Court of the State of New York related to 25 private-label RMBS trusts for which Citibank allegedly serves or did serve as trustee.  This case includes the 24 trusts previously dismissed in the federal action, and one additional trust.  The investors assert claims for breach of contract, breach of fiduciary duty, breach of duty to avoid conflicts of interest, and violation of New York’s Streit Act.  Citibank’s motion to dismiss was fully briefed as of April 15, 2016.

On August 19, 2015, the Federal Deposit Insurance Corporation (FDIC) as Receiver for a financial institution filed a civil action against Citibank in the Southern District of New York.  This action relates to one private-label RMBS trust for which Citibank formerly served as trustee.  FDIC asserts claims for breach of contract, violation of the Streit Act, and violation of the Trust Indenture Act.   Citibank jointly briefed a motion to dismiss with The Bank of New York Mellon and U.S. Bank, entities that have also been sued by FDIC in their capacity as trustee, and whose cases are also in front of Judge Carter.  Defendants’ joint motion to dismiss was fully briefed as of March 22, 2016.

There can be no assurances as to the outcome of litigation or the possible impact of litigation on the trustee or the RMBS trusts.  However, Citibank denies liability and continues to vigorously defend against these litigations.  Furthermore, neither the above-disclosed litigations nor any other pending legal proceeding involving Citibank will materially affect Citibank’s ability to perform its duties as Certificate Administrator under the Trust and Servicing Agreement for this CMBS transaction.

Deutsche Bank Trust Company Americas (“DBTCA”) and Deutsche Bank National Trust Company (“DBNTC”) and have been sued by investors in civil litigation concerning their role as trustees of certain RMBS trusts.

On June 18, 2014, a group of investors, including funds managed by Blackrock Advisors, LLC, PIMCO-Advisors, L.P., and others, filed a derivative action against DBNTC and DBTCA in New York State Supreme Court purportedly on behalf of and for the benefit of 544 private-label RMBS trusts asserting claims for alleged violations of the U.S. Trust Indenture Act of 1939 (TIA), breach of contract, breach of fiduciary duty and negligence based on DBNTC and DBTCA’s alleged failure to perform their duties as trustees for the trusts. Plaintiffs subsequently dismissed their state court complaint and filed a derivative and class action complaint in the U.S. District Court for the Southern District of New York on behalf of and for the benefit of 564 private-label RMBS trusts, which substantially overlapped with the trusts at issue in the state court action. The complaint alleges that the trusts at issue have suffered total realized collateral losses of U.S. $89.4 billion, but the complaint does not include a demand for money damages in a sum certain. DBNTC and DBTCA filed a motion to dismiss, and on January 19, 2016, the court partially granted the motion on procedural grounds: as to the 500 trusts that are governed by Pooling and Servicing Agreements, the court declined to exercise jurisdiction. The court did not rule on substantive defenses asserted in the motion to dismiss.  On March 22, 2016, plaintiffs filed an amended complaint in federal court.  In the amended complaint, plaintiffs assert claims in connection with 62 trusts governed by Indenture Agreements.   The amended complaint alleges that the trusts at issue have suffered total realized collateral losses of U.S. $9.8 billion, but the complaint does not include a demand for money damages in a sum certain. DBNTC and DBTCA will have an opportunity to file new defensive motions with respect to the amended complaint.  Discovery is ongoing.

On March 25, 2016, the BlackRock plaintiffs filed a state court action in the Superior Court of California, Orange County that involves 513 trusts governed by PSAs, alleging three causes of action: breach of contract; breach of fiduciary duty; and breach of the duty to avoid conflicts of interest.  Plaintiffs purport to bring the action on behalf of themselves and all other current owners of certificates in the 513 trusts.  The complaint currently names only DBTCA as a defendant, even though DBTCA is the trustee for only one of the 513 trusts.  The complaint alleges that the trusts at issue have suffered total realized collateral losses of U.S. $85.1 billion, but the complaint does not include a demand for money damages in a sum certain. DBTCA has not yet been served with the complaint. Discovery has not yet commenced.

On December 30, 2015, IKB International, S.A. in Liquidation and IKB Deutsche Industriebank A.G. (collectively, “IKB”), as an investor in 37 RMBS trusts, filed a Summons With Notice in the Supreme Court of the State of New York, New York County, against DBNTC and DBTCA as trustees of the trusts.  It appears that IKB may assert claims for violation of the TIA, violation of New York’s Streit Act, breach of contract, fraud, fraudulent and negligent misrepresentation, breach of fiduciary duty, negligence, and unjust enrichment. IKB appears to allege that DBNTC and DBTCA are liable for over U.S. $274 million of damages. DBNTC and DBTCA accepted service of the summons with notice. IKB must file a complaint by May 27, 2016. Discovery has not yet commenced.

DBTCA has no pending legal proceedings (including, based on DBTCA's present evaluation, the litigation disclosed in the foregoing paragraphs) that would materially affect its ability to perform its duties as Trustee under the Pooling and Servicing Agreement for this transaction.

Item 6. Significant Obligors of Pool Assets.

The Arundel Mills and Marketplace mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in the Prospectus Supplement for Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $12,359,910.00 a year-to-date figure for the period of January 1, 2016 to March 31, 2016.

The AmericasMart mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in the Prospectus Supplement for Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $43,394,835.00 a year-to-date figure for the period of September 1, 2015 to February 29, 2016.

Item 9. Other Information

Wells Fargo Bank, N.A., in its capacity as Master Servicer for Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15, affirms the following amounts in the respective accounts:

Collection Account Balance
Prior Distribution Date:	04/15/2016	$0.00
Current Distribution Date:	05/17/2016	$0.00

*REO Account Balance
Prior Distribution Date:	04/15/2016	$0.00
Current Distribution Date:	05/17/2016	$0.00

*As provided by Special Servicer

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date:	04/15/2016	$2,968.14
Current Distribution Date:	05/17/2016	$2,870.27

Interest Reserve Account Balance
Prior Distribution Date:	04/15/2016	$0.00
Current Distribution Date:	05/17/2016	$0.00

Excess Liquidation Proceeds Account Balance
Prior Distribution Date:	04/15/2016	$0.00
Current Distribution Date:	05/17/2016	$0.00

TA Unused Fees Account Balance
Prior Distribution Date:	04/15/2016	$0.00
Current Distribution Date:	05/17/2016	$0.00

Item 10. Exhibits. (a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1)	Monthly report distributed to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15, relating to the May 17, 2016 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Morgan Stanley Capital I Inc.

(Depositor)

/s/ Jane Lam

Jane Lam, Vice President

Date: May 31, 2016

EXHIBIT INDEX
Exhibit Number	Description

EX‑99.1	Monthly report distributed to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15, relating to the May 17, 2016 distribution.